Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Large Core

Transamerica Large Value Opportunities

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

* * *

Effective on or about September 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with AJO, LP (“AJO”) with respect to Transamerica Large Core and Transamerica Large Value Opportunities (each a “fund” and together, the “funds”) and will enter into a new investment sub-advisory agreement with PineBridge Investments LLC (“PineBridge”) with respect to the funds. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) each fund’s principal investment objective, principal investment strategies and principal risks will change; (ii) each fund will have lower management fee and sub-advisory fee schedules; and (iii) each fund will have a new primary benchmark. These changes are described below.

TAM will continue to serve as each fund’s investment manager.

* * *

Transamerica Large Core

Effective on or about September 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Transamerica Large Core:

INVESTMENT OBJECTIVE:

The fund’s investment objective will be as follows:

Seeks to provide capital appreciation.

OPERATING EXPENSES:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R	R4	I3
Management fees[1]	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses	0.09%	0.09%	0.09%

Total annual fund operating expenses[2]	1.04%	0.79%	0.54%

[1]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective September 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class R	$106	$331	$574	$1,271
Class R4	$81	$252	$439	$978
Class I3	$55	$173	$302	$677

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

The fund normally invests primarily in issuers listed on U.S. exchanges that are classified as large cap. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large-cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the S&P 500 Index. As of June 30, 2018, the market capitalization of the smallest company in the S&P 500 Index was approximately $4.765 billion.

The fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), employs a process that categorizes companies according to where they reside in their respective company life cycles, and then lets the categorization drive how the companies are analyzed for investment attractiveness. Through their quantitative framework, the sub-adviser’s portfolio management team ranks companies within fundamentally similar groups of stocks based on six life-cycle stages (three types for growth companies and three for mature companies). After quantitatively categorizing each company in the universe into their six main life-cycle categorizations, the sub-adviser’s alpha model then quantitatively assesses the attractiveness of each company based on numerous factors that are considered relevant to each life-cycle category. The model generates a numerical ranking based on this quantitative categorization and factor-based assessment, which indicates the attractiveness of each stock. An optimization process is then used to build the portfolio using constraints relative to its core benchmark. Final portfolio positioning is subject to the discretion of the portfolio management team.

The equity securities in which the fund may invest include, but are not limited to, common stocks, depository receipts, preferred stocks and securities convertible into common stocks (such as warrants and rights). The fund may also invest up to 5% of its assets in index exchange-traded funds (“ETFs”).

Additionally, the fund may also invest its asset in cash, cash equivalent securities or other short-term debt securities, money market funds and U.S. government securities.

PRINCIPAL RISKS:

The fund will no longer be subject to “REITs” risk and “Small and Medium Capitalization Companies” risk. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than nonconvertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Large Capitalization Companies – The fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds generally seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

Underlying Exchange Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the fund’s shares could also be substantially and adversely affected.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Warrants and Rights –Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

PERFORMANCE:

The fund’s new primary benchmark will be the S&P 500® Index and the fund will no longer have a secondary benchmark.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Class R4				9/11/2000
Return before taxes	23.00%	15.62%	8.02%
Return after taxes	21.43%	14.86%	6.27%
Return after taxes on distribution and sale of fund shares	14.10%	12.32%	5.50%
S&P 500® Index[1] (reflects no deduction in fees, expenses or taxes)	21.83%	15.79%	8.50%
Russell 1000® Index[2] (reflects no deduction in fees, expenses or taxes)	21.69%	15.71%	8.59%

[1]	Effective September 1, 2018, the S&P 500® Index became the fund’s primary benchmark in order to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to that date, the fund’s primary benchmark was the Russell 1000® Index.
[2]	Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

* * *

Transamerica Large Value Opportunities

Effective on or about September 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Transamerica Large Value Opportunities:

INVESTMENT OBJECTIVE:

The fund’s investment objective will be as follows:

Seeks to provide long-term capital appreciation.

OPERATING EXPENSES:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R	R4	I3
Management fees[1]	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses	0.08%	0.08%	0.09%

Total annual fund operating expenses	1.02%	0.77%	0.53%

Fee waiver and/or expense reimbursement[2]	0.02%	0.02%	0.03%

Total annual fund operating expenses after fee waiver and/or reimbursement[3]	1.00%	0.75%	0.50%

[1]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class R shares, 0.75% for Class R4 shares and 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective September 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class R	$102	$323	$561	$1,246
Class R4	$77	$244	$426	$952
Class I3	$51	$167	$293	$662

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

The fund normally invests primarily in issuers listed on U.S. exchanges with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large-cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the MSCI USA Value Index. As of June 30, 2018, the market capitalization of the smallest company in the MSCI USA Value Index was approximately $1.952 billion.

The fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), employs a process that categorizes companies according to where they reside in their respective company life cycles, and then lets the categorization drive how the companies are analyzed for investment attractiveness. Through their quantitative framework, the sub-adviser’s portfolio management team ranks companies within fundamentally similar groups of stocks based on six life-cycle stages (three types for growth companies and three for mature companies). After quantitatively categorizing each company in the universe into their six main life-cycle categorizations, the sub-adviser’s alpha model then quantitatively assesses the attractiveness of each company based on numerous factors that are relevant to each life-cycle category. The model generates a numerical ranking based on this quantitative categorization and factor-based assessment, which indicates the attractiveness of each stock. An optimization process is then used to build the portfolio using constraints relative to its value benchmark. Final portfolio positioning is subject to the discretion of the portfolio management team.

The equity securities in which the fund may invest include, but are not limited to, common stocks, depository receipts, preferred stocks and securities convertible into common stocks (such as warrants and rights). The fund may also invest up to 5% of its assets in index exchange-traded funds (“ETFs”).

Additionally, the fund may also invest its asset in cash, cash equivalent securities or other short-term debt securities, money market funds and U.S. government securities.

PRINCIPAL RISKS:

The fund will no longer be subject to “REITs” risk and “Small and Medium Capitalization Companies” risk. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than nonconvertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Large Capitalization Companies – The fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds generally seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Underlying Exchange Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the fund’s shares could also be substantially and adversely affected.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

PERFORMANCE

The fund’s new primary benchmark will be the MSCI USA Value Index and the fund will no longer have a secondary benchmark.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Class R4				9/11/2000
Return before taxes	15.28%	13.52%	5.45%
Return after taxes	14.33%	12.79%	4.75%
Return after taxes on distribution and sale of fund shares	9.19%	10.52%	3.98%
MSCI USA Value Index[1] (reflects no deduction in fees, expenses or taxes)	15.37%	14.46%	7.18%
Russell 1000® Value Index[2] (reflects no deduction in fees, expenses or taxes)	13.66%	14.04%	7.10%

[1]	Effective September 1, 2018, the MSCI USA Value Index became the fund’s primary benchmark in order to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to that date, the fund’s primary benchmark was the Russell 1000® Value Index.
[2]	Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

* * *

Investors Should Retain this Supplement for Future Reference

July 9, 2018

Transamerica Large Core
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Large Core

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

* * *

Effective on or about September 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with AJO, LP (“AJO”) with respect to Transamerica Large Core and Transamerica Large Value Opportunities (each a “fund” and together, the “funds”) and will enter into a new investment sub-advisory agreement with PineBridge Investments LLC (“PineBridge”) with respect to the funds. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) each fund’s principal investment objective, principal investment strategies and principal risks will change; (ii) each fund will have lower management fee and sub-advisory fee schedules; and (iii) each fund will have a new primary benchmark. These changes are described below.

TAM will continue to serve as each fund’s investment manager.

* * *

Transamerica Large Core

Effective on or about September 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Transamerica Large Core:

INVESTMENT OBJECTIVE:

The fund’s investment objective will be as follows:

Seeks to provide capital appreciation.

OPERATING EXPENSES:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R	R4	I3
Management fees[1]	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses	0.09%	0.09%	0.09%

Total annual fund operating expenses[2]	1.04%	0.79%	0.54%

[1]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective September 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class R	$106	$331	$574	$1,271
Class R4	$81	$252	$439	$978
Class I3	$55	$173	$302	$677

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

The fund normally invests primarily in issuers listed on U.S. exchanges that are classified as large cap. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large-cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the S&P 500 Index. As of June 30, 2018, the market capitalization of the smallest company in the S&P 500 Index was approximately $4.765 billion.

The fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), employs a process that categorizes companies according to where they reside in their respective company life cycles, and then lets the categorization drive how the companies are analyzed for investment attractiveness. Through their quantitative framework, the sub-adviser’s portfolio management team ranks companies within fundamentally similar groups of stocks based on six life-cycle stages (three types for growth companies and three for mature companies). After quantitatively categorizing each company in the universe into their six main life-cycle categorizations, the sub-adviser’s alpha model then quantitatively assesses the attractiveness of each company based on numerous factors that are considered relevant to each life-cycle category. The model generates a numerical ranking based on this quantitative categorization and factor-based assessment, which indicates the attractiveness of each stock. An optimization process is then used to build the portfolio using constraints relative to its core benchmark. Final portfolio positioning is subject to the discretion of the portfolio management team.

The equity securities in which the fund may invest include, but are not limited to, common stocks, depository receipts, preferred stocks and securities convertible into common stocks (such as warrants and rights). The fund may also invest up to 5% of its assets in index exchange-traded funds (“ETFs”).

Additionally, the fund may also invest its asset in cash, cash equivalent securities or other short-term debt securities, money market funds and U.S. government securities.

PRINCIPAL RISKS:

The fund will no longer be subject to “REITs” risk and “Small and Medium Capitalization Companies” risk. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than nonconvertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Large Capitalization Companies – The fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds generally seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

Underlying Exchange Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the fund’s shares could also be substantially and adversely affected.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Warrants and Rights –Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

PERFORMANCE:

The fund’s new primary benchmark will be the S&P 500® Index and the fund will no longer have a secondary benchmark.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Class R4				9/11/2000
Return before taxes	23.00%	15.62%	8.02%
Return after taxes	21.43%	14.86%	6.27%
Return after taxes on distribution and sale of fund shares	14.10%	12.32%	5.50%
S&P 500® Index[1] (reflects no deduction in fees, expenses or taxes)	21.83%	15.79%	8.50%
Russell 1000® Index[2] (reflects no deduction in fees, expenses or taxes)	21.69%	15.71%	8.59%

[1]	Effective September 1, 2018, the S&P 500® Index became the fund’s primary benchmark in order to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to that date, the fund’s primary benchmark was the Russell 1000® Index.
[2]	Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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Investors Should Retain this Supplement for Future Reference

July 9, 2018

Transamerica Large Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Large Value Opportunities

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

* * *

Effective on or about September 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with AJO, LP (“AJO”) with respect to Transamerica Large Core and Transamerica Large Value Opportunities (each a “fund” and together, the “funds”) and will enter into a new investment sub-advisory agreement with PineBridge Investments LLC (“PineBridge”) with respect to the funds. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) each fund’s principal investment objective, principal investment strategies and principal risks will change; (ii) each fund will have lower management fee and sub-advisory fee schedules; and (iii) each fund will have a new primary benchmark. These changes are described below.

TAM will continue to serve as each fund’s investment manager.

* * *

Transamerica Large Value Opportunities

Effective on or about September 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Transamerica Large Value Opportunities:

INVESTMENT OBJECTIVE:

The fund’s investment objective will be as follows:

Seeks to provide long-term capital appreciation.

OPERATING EXPENSES:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R	R4	I3
Management fees[1]	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses	0.08%	0.08%	0.09%

Total annual fund operating expenses	1.02%	0.77%	0.53%

Fee waiver and/or expense reimbursement[2]	0.02%	0.02%	0.03%

Total annual fund operating expenses after fee waiver and/or reimbursement[3]	1.00%	0.75%	0.50%

[1]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class R shares, 0.75% for Class R4 shares and 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective September 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class R	$102	$323	$561	$1,246
Class R4	$77	$244	$426	$952
Class I3	$51	$167	$293	$662

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

The fund normally invests primarily in issuers listed on U.S. exchanges with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large-cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the MSCI USA Value Index. As of June 30, 2018, the market capitalization of the smallest company in the MSCI USA Value Index was approximately $1.952 billion.

The fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), employs a process that categorizes companies according to where they reside in their respective company life cycles, and then lets the categorization drive how the companies are analyzed for investment attractiveness. Through their quantitative framework, the sub-adviser’s portfolio management team ranks companies within fundamentally similar groups of stocks based on six life-cycle stages (three types for growth companies and three for mature companies). After quantitatively categorizing each company in the universe into their six main life-cycle categorizations, the sub-adviser’s alpha model then quantitatively assesses the attractiveness of each company based on numerous factors that are relevant to each life-cycle category. The model generates a numerical ranking based on this quantitative categorization and factor-based assessment, which indicates the attractiveness of each stock. An optimization process is then used to build the portfolio using constraints relative to its value benchmark. Final portfolio positioning is subject to the discretion of the portfolio management team.

The equity securities in which the fund may invest include, but are not limited to, common stocks, depository receipts, preferred stocks and securities convertible into common stocks (such as warrants and rights). The fund may also invest up to 5% of its assets in index exchange-traded funds (“ETFs”).

Additionally, the fund may also invest its asset in cash, cash equivalent securities or other short-term debt securities, money market funds and U.S. government securities.

PRINCIPAL RISKS:

The fund will no longer be subject to “REITs” risk and “Small and Medium Capitalization Companies” risk. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than nonconvertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Large Capitalization Companies – The fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds generally seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Underlying Exchange Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the fund’s shares could also be substantially and adversely affected.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

PERFORMANCE

The fund’s new primary benchmark will be the MSCI USA Value Index and the fund will no longer have a secondary benchmark.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Class R4				9/11/2000
Return before taxes	15.28%	13.52%	5.45%
Return after taxes	14.33%	12.79%	4.75%
Return after taxes on distribution and sale of fund shares	9.19%	10.52%	3.98%
MSCI USA Value Index[1] (reflects no deduction in fees, expenses or taxes)	15.37%	14.46%	7.18%
Russell 1000® Value Index[2] (reflects no deduction in fees, expenses or taxes)	13.66%	14.04%	7.10%

[1]	Effective September 1, 2018, the MSCI USA Value Index became the fund’s primary benchmark in order to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to that date, the fund’s primary benchmark was the Russell 1000® Value Index.
[2]	Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

* * *

Investors Should Retain this Supplement for Future Reference

July 9, 2018